Annual Total Returns- Vanguard Total Bond Market Index Fund (Admiral) [BarChart] - Admiral - Vanguard Total Bond Market Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.69%	4.15%	(2.15%)	5.89%	0.40%	2.60%	3.56%	(0.03%)	8.71%	7.72%